CONTRACT ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
CONTRACT ASSETS
CONTRACT ASSETS

NOTE 3 – CONTRACT ASSETS

Deferred costs and estimated earnings and billings on uncompleted contracts consist of the following as of September 30, 2023 and December 31, 2022:

	September 30, 2023	December 31, 2022
Deferred costs	$1,054,354	$311,911
Estimated earnings	-	-
Total deferred costs and estimated earnings	1,054,354	311,911
Billings to date	145,919	92,938
Deferred costs and costs and estimated earnings in excess of related billings on uncompleted contracts	$1,200,273	$404,849

Deferred costs include permitting costs to fulfill contracts on installations in progress.

NOTE 3 – CONTRACT ASSETS

Deferred costs and estimated earnings and billings on uncompleted contracts consist of the following as of December 31, 2022 and December 31, 2021:

	2022	2021
Deferred costs	$311,911	$-
Estimated earnings	-	-
	311,911	-
Add: billings to date	92,938	-
Deferred costs and costs and estimated earnings in excess of related billings on uncompleted contracts	$404,849	$-

Deferred costs include permitting costs to fulfill contracts on installations in progress.